EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares Outstanding
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2019	2018
Net Income (loss) attributable to the Company	41,113	(36,501)

	2019	2018
Weighted average number of shares (000s)	169,946	169,809